Future Minimum Rental Commitments on Operating Leases (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Operating Leases [Line Items]
2013	$ 3,895	¥ 321,000
2014	3,604	297,000
2015	2,973	245,000
2016	2,645	218,000
2017	2,536	209,000
Thereafter	4,903	404,000
Total	$ 20,556	¥ 1,694,000